SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

29. SEGMENT INFORMATION

        The Group's chief operating decision maker ("CODM") is the Chief Executive Officer who reviews the results of four operating segments when making decisions about allocating resources and assessing performance. The segments are film distribution, film investment and production, movie theater, and talent agency.

        The film distribution segment generates revenue from external customers. Its revenue comprise the Group's share of movie theater box office sales for the Group's distribution services and, to the extent the Group has distribution rights outside the PRC, the revenue the Group derives from those arrangements.

        Its cost of revenue includes:

  (1)
  the amortization of the cost of acquiring the distribution right and the participation right; and

  (2)
  the amount that the Group remits to the producers when they are entitled to share the box office sales with the Group based on the distribution arrangement. In the case where the Group produces the film, this amount includes any amount paid by the distribution entities to producing entities within the Group.

        The film investment and production segment generates revenue both from external customers and, through inter-segment transactions, from the Group's own distribution entities.

        The film investment and production segment generates revenue from external customers where the Group invests in a film but does not act as the principal distributor. For films in which the Group acquires all or part of the copyright, these include revenue from the sale of distribution rights and licensing fees to third-party distributors. For films in which the Group does not acquire any copyright, these include revenue from the Group's share of the net profit from distribution agreements with third-party producers.

        Revenue from internal customers comprises revenue received from the distribution entities within the Group who distribute the film.

        Its cost of revenue includes the amortization of production costs.

        The talent agency segment generates revenue from external customers for its talent agency related business. The movie theater segment generates admissions and concession revenue at the box offices from external customer, and other revenue which primarily consist of screen advertising revenue. Its cost of revenue mainly includes film rental costs.

        The profitability measure employed by the Group and its CODM for making decisions about allocating resources to segments and assessing segment performance is gross profit less film participation expense. Segments follow the same accounting policies as those described in Note 2.

        The Group's CODM does not assign assets to these segments. Currently, it is not practical to show assets by reportable segments.

        The following table presents selected financial information relating to the Group's segments:

	For the year ended December 31, 2011
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenue from external customers	92,598,838	6,176,820	26,036,426	1,349,186	—	126,161,270
Intersegment revenue	2,246,219	44,298,547	—	—	(46,544,766)	—
Cost of revenue	(57,979,720)	(43,480,636)	(11,425,140)	(117,487)	46,544,766	(66,458,217)
Film participation expenses	—	(321,100)	—	—	—	(321,100)

Segment profit	36,865,337	6,673,631	14,611,286	1,231,699	—	59,381,953

	For the year ended December 31, 2012
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenue from external customers	62,929,581	37,022,215	41,720,416	610,707	—	142,282,919
Intersegment revenue	1,135,944	36,708,717	—	—	(37,844,661)	—
Cost of revenue	(38,937,435)	(66,875,543)	(18,092,632)	(24,097)	37,844,661	(86,085,046)
Film participation expenses	—	(438,636)	—	—	—	(438,636)

Segment profit	25,128,090	6,416,753	23,627,784	586,610	—	55,759,237

	For the year ended December 31, 2013
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenue from external customers	74,632,230	12,576,121	61,496,888	630,341	—	149,335,580
Intersegment revenue	2,023,714	28,404,437	—	—	(30,428,151)	—
Cost of revenue	(53,598,074)	(33,663,924)	(26,006,133)	—	30,428,151	(82,839,980)
Film participation expenses	—	1,319,749	—	—	—	1,319,749

Segment profit	23,057,870	8,636,383	35,490,755	630,341	—	67,815,349

        The following table presents selected financial information relating to the movie theater segment:

	For the years ended December 31,
	2011	2012	2013
Admissions	20,133,490	34,511,202	51,184,172
Concessions	2,469,271	4,209,292	6,003,377
Advertising	1,593,626	1,021,499	2,061,389
Others	1,840,039	1,978,423	2,247,950

Total revenue from movie theater segment	26,036,426	41,720,416	61,496,888

        Reconciliation from consolidated segment profit to consolidated financial statements:

	For the years ended December 31,
	2011	2012	2013
Consolidated segment profit	59,381,953	55,759,237	67,815,349
Selling and marketing expenses	(18,506,262)	(18,490,433)	(14,374,421)
General and administrative expenses	(28,371,497)	(41,890,064)	(49,853,700)
Government subsidies	220,559	3,866,700	5,022,424
Net interest and exchange gain	1,406,477	220,369	678,769
Interest income from loan to producer of TV series	141,545	—	—
Other income	770,081	288,157	285,716
Loss on disposal of an equity method investment	—	(5,584)	—

Income (loss) before income tax and equity in earnings of equity method investments, net of tax	15,042,856	(251,618)	9,574,137

  Geographical information

        The Group operates in the PRC and all of the Group's long lived assets are located in the PRC.

        Revenue, classified by the major geographic areas in which the Group's customers are located (based on the addresses of the customers who contracted with the Group), were as follows:

	For the years ended December 31,
	2011	2012	2013
Revenue from the PRC	115,478,174	131,609,354	141,739,539
Revenue from countries other than the PRC	10,683,096	10,673,565	7,596,041

Total	126,161,270	142,282,919	149,335,580